Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Amount	$ 129,378	$ 101,887	$ 251,928	$ 200,108	$ 430,966	$ 398,047	$ 406,377
North America
Disaggregation of Revenue [Line Items]
Amount	$ 77,245	$ 59,340	$ 148,442	$ 115,208	$ 248,012	$ 232,521	$ 250,292
North America | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	59.00%	57.00%	59.00%	57.00%	57.00%	58.00%	62.00%
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Amount	$ 34,317	$ 29,115	$ 67,818	$ 57,379	$ 125,615	$ 111,295	$ 99,725
Europe, Middle East and Africa | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	27.00%	29.00%	27.00%	29.00%	29.00%	28.00%	25.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Amount	$ 13,747	$ 10,769	$ 28,182	$ 22,085	$ 45,563	$ 39,275	$ 44,829
Asia Pacific | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	11.00%	11.00%	11.00%	11.00%	11.00%	10.00%	11.00%
Latin America
Disaggregation of Revenue [Line Items]
Amount	$ 4,069	$ 2,663	$ 7,486	$ 5,436	$ 11,776	$ 14,956	$ 11,531
Latin America | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	3.00%	3.00%	3.00%	3.00%	3.00%	4.00%	3.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Amount	$ 73,000	$ 56,000	$ 140,400	$ 108,700	$ 233,300	$ 216,600	$ 237,200
UNITED STATES | Geographic Concentration Risk | Revenue Benchmark
Disaggregation of Revenue [Line Items]
%	56.00%	55.00%	56.00%	54.00%	54.00%	54.00%	58.00%